Accruals and Other Liabilities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022	Apr. 30, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accruals and Other Liabilities
Reimbursement payment from depositary bank	$ 1,926	$ 13,053
Period of arrangement in which amount recorded ratably as other non-operating income	46 months	5 years
Other non-operating income
Accruals and Other Liabilities
Reimbursement payment from depositary bank recorded			$ 3,067	$ 2,994	$ 3,113
Reimbursement payment from depositary bank			$ 2,148	$ 1,186